Consolidated Statements of Shareholder's Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Gain (Loss) on foreign currency translation, net of tax of $0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0